Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss available for common shareholders	$ (7,922,063)		$ (3,549,321)	$ (2,334,233)	$ 14,425,439		$ (12,402,285)	$ (28,781,134)	$ (13,805,617)		$ (26,757,978)		$ (34,277,251)		$ (62,032,076)
Weighted average outstanding shares of common stock (B)	2,223,441	[1]			31,954	[1]			1,402,217	[1]	13,902	[1]	167,277	[2]	5,342	[2]
Dilutive effect of stock-based awards					$ 128,580
Common stock and common stock equivalents (C)	2,223,441				160,534				1,402,217		13,902		167,277		5,342
Loss per share
Basic (A/B)	$ (3.56)	[1]			$ 451.45	[1]			$ (9.85)	[1]	$ (1,924.75)	[1]	$ (204.91)	[2]	$ (11,612.14)	[2]
Diluted (A/C)	$ (3.56)	[1]			$ 89.86	[1]			$ (9.85)	[1]	$ (1,924.75)	[1]	$ (204.91)	[2]	$ (11,612.14)	[2]

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 3)
[2]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)